Derivative financial instruments - Fair value of hedge ineffectiveness (Details) - Cash flow hedges - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Highly probable forecast capital expenditure | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Change in fair value of hedging instrument used to calculate ineffectiveness	$ 1	$ 0
Change in fair value of hedged item used to calculate ineffectiveness	(1)	0
Hedge ineffectiveness recognized in profit or (loss)	0	0
Highly probable forecast sales | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Change in fair value of hedging instrument used to calculate ineffectiveness	1,065	(825)
Change in fair value of hedged item used to calculate ineffectiveness	(1,065)	825
Hedge ineffectiveness recognized in profit or (loss)	$ 0	$ 0